Analysis of performance by segment - Allocation of return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of operating segments
Investment return	$ 3,486	$ 13,762	$ 14,961
Policyholder returns
Analysis of operating segments
Investment return	3,216	9,933	11,114
Policyholder returns | Unit-linked
Analysis of operating segments
Investment return	516	1,549	2,154
Policyholder returns | With-profits business
Analysis of operating segments
Investment return	2,700	8,384	8,960
Shareholder returns
Analysis of operating segments
Investment return	$ 270	$ 3,829	$ 3,847